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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                                  MANAGEMENT
                              INVESTMENT COMPANY

                  Investment Company Act file number 811-6742

                                 MONARCH FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                (207) 879-1900

                                 David Faherty
                         Citigroup Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                   Date of fiscal year end: August 31, 2007

            Date of reporting period: July 1, 2006 - June 30, 2007

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The following funds invest solely in non-voting securities and, as a result, have no matters to report on Form N-PX.

Daily Assets Treasury Fund

Daily Assets Government Obligations Fund

Daily Assets Government Fund

Daily Assets Cash Fund

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONARCH FUNDS

By: /s/ Anthony R. Fischer
    ----------------------------
    Anthony R. Fischer,
    Principal Executive Officer

Date: 8/31/07